Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Trade receivables, allowance	$ 215,125	$ 211,743	$ 163,455
Property and equipment, accumulated depreciation	1,218,048	1,094,953	1,369,782
Intangible Assets, accumulated amortization	$ 331,455	$ 308,245	$ 189,783
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	17,121,298	16,970,465	17,069,437
Common stock, shares outstanding	16,970,465	16,970,465	17,069,437